Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

16. RELATED PARTY TRANSACTIONS

Major related parties that transacted with the Group and their respective relationship to the Group listed as below:

Names of the related parties	Relationship with the Group
Hangzhou Youyue Travel Technology Co., Ltd. (“Hangzhou Youyue”)	An affiliate of Bingyi Zhao
Shanghai Youzhang Commerical Information Consulting Partnership (Limited Partnership) (“Shanghai Youzhang”)	An affiliate of Jia Li
Ningbo Youheng Automobile Service Co., Ltd. (“Ningbo Youheng Automobile”	An affiliate of Jia Li
Zhejiang Youxiaodian Automobile Service Co., Ltd. (“Zhejiang Youxiaodian”)	An affiliate of Jia Li
Qingshan Wei	Controlling shareholder of U Power Limited
Youjia Technology (Shanghai) Co., Ltd. (“Youjia Technology”)	An affiliate of Jia Li
Shanghai Youpinsuoer New Energy Technology Co., Ltd. (“Shanghai Youpinsuoer”)	An affiliate of Jia Li
Jia Li	Controlling shareholder, Director and CEO of U Power Limited
Bingyi Zhao	Director and Chief Financial Officer of U Power Limited
Shandong Youyidian Automobile Technology Co., Ltd. (“Shandong Youyidian”)	An affiliate of Jia Li
Youche Jingpin E-commerce (Shanghai) Co., Ltd. (“Youche Jingpin”)	An affiliate of Jia Li
Shanghai Youcang Business Consulting Partnership (Limited Partnership) (“Shanghai Youcang”)	An affiliate of Jia Li
Nanmu (Shanghai) Financial Leasing Co., Ltd(“Nanmu”)	An affiliate of Jia Li
Ke Li	Director of U Power Limited

(a) Amounts due from related parties

	As of December 31, 2024	As of December 31, 2025	As of December 31, 2025
	RMB	RMB	USD

Nanmu (Shanghai) Financial Leasing Co., Ltd.(1)	20,001	60,244	8,571
Jia Li(2)	583
Ke Li(2)	438
Shanghai Youcang(3)	100
Bingyi Zhao(4)	535
Huzhou Zheyou New Energy Sales Co., Ltd.		30	4
	21,657	60,274	8,575

(1)	Amounts due from Nanmu (Shanghai) Financial Leasing Co., Ltd. represent an investment deposit to Nanmu (Shanghai) Financial Leasing Co., Ltd. As of the date of this annual report, Nanmu (Shanghai) Financial Leasing Co., Ltd. had returned RMB 50,000 (US$ 7,114) of the relevant investment deposit.

(2)	Amounts due from Jia Li and Ke Li represent the advance paid to Jia Li and Ke Li by Youpin Shandong, SH Youxu and Energy U Limited for their market expansion efforts, at an interest rate of 12.4% and with a due date of June 30, 2026.

(3)	Amounts due from Shanghai Youcang represent the advances paid by AHYS to Shanghai Youcang regarding the transfer of 24.11% equity interests of Youpin in May 2022.

(4)	Amounts due from Bingyi Zhao represent the advances paid by Youpin Shandong to Bingyi Zhao for her market expansion efforts.

(b) Amounts due to related parties

	As of December 31, 2024	As of December 31, 2025	As of December 31, 2025
	RMB	RMB	USD

Ke Li(1)	3,020	-	-
Bingyi Zhao(1)	219	-	-
UNEX EV(2)	-	1,037	148
	3,239	1,037	148

(1)	Amounts due to Ke Li and Bingyi Zhao represent the interest-free loans to SH Youxu, Energy U Limited, and U Power Limited for their operation purposes.

(2)	Amounts due to UNEX EV represent the loans to Energy U Limited for its operation purpose.

(c) Related party’s transaction

	For the fiscal year ended December 31,
	2024	2025	2025
	RMB	RMB	USD

Loans to Nanmu (Shanghai) Financial Leasing Co., Ltd	20,001	40,243	5,726
Cash Advance to Jia Li	583	(583)	(83)
Cash Advance to Ke Li	438	(438)	(62)
Loans / (Repayment of loans) to Shanghai Youcang	(11)	(100)	(14)
Cash Advance to Bingyi Zhao	380	(536)	(76)
Repayment of receivables to Youche Jingpin	(20)
Deposit to Huzhou Zheyou		30	4
Repayment of loans from Jia Li	(582)
Repayment of loans from Ke Li	(1,150)	(3,020)	(430)
Repayment of loans from Bingyi Zhao	(454)	(219)	(31)
Loans from UNEX EV		(1,037)	(148)
Loans / (Repayment of loans)from Hangzhou Youyue	(6)